SUMMARY OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Cost		$ 608	$ 533
Accumulated Depreciation		387	289
Net book value	$ 184	221	244
Research Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Cost		71	68
Accumulated Depreciation		63	54
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost		229	229
Accumulated Depreciation		135	89
Furniture and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost		308	236
Accumulated Depreciation		$ 189	$ 146